Taxes on Income (Details) - Schedule of Reconciling Item Between the Statutory Tax Rate of the Company and the Effective Tax Rate - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciling Item Between the Statutory Tax Rate of the Company and the Effective Tax Rate [Abstract]
Net loss, as reported in the consolidated statements of comprehensive loss	$ 248	$ 417	$ 264	$ 798	$ 681	$ 1,284	$ 3,358
Statutory tax rate						21.00%	21.00%
Computed “expected” tax income						$ 270	$ 705
Valuation allowance						(270)	(705)
Taxes on income